MATERIAL ACCOUNTING POLICIES - Disclosure of depreciation rates applicable to each category of property and equipment (Detail)	12 Months Ended
Nov. 30, 2023
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	55.00%
Depreciation method	declining balance
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	20.00%
Depreciation method	declining balance
Demo equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	20.00%
Depreciation method	declining balance
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	30.00%
Depreciation method	declining balance
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	30.00%
Depreciation method	declining balance